INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 15, 2018

TO THE PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, OF:

Invesco BRIC ETF

Invesco Raymond James SB-1 Equity ETF

Invesco Wilshire Micro-Cap ETF

Invesco Zacks Multi-Asset Income ETF

(each, a “Fund” and collectively, the “Funds”)

The Prospectus is revised as follows:

Effective immediately, on page 65, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately after the subsection “—Borrowing Money”:

Securities Lending

Each of Invesco BRIC ETF, Invesco Raymond James SB-1 Equity ETF, Invesco Wilshire Micro-Cap ETF and Invesco Zacks Multi-Asset Income ETF may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 65, the section titled “Additional Information About the Funds’ Strategies and Risks—Additional Risks of Investing in the Funds” is amended by adding the following immediately before the subsection “—Shares May Trade at Prices Different than NAV”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement for Future Reference.

P-TRST1-PRO-1-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 15, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018,

AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, OF:

Invesco BRIC ETF

Invesco Raymond James SB-1 Equity ETF

Invesco Zacks Multi-Asset Income ETF

Invesco Wilshire Micro-Cap ETF

(each, a “Fund” and collectively, the “Funds”)

The Statement of Additional Information is revised as follows:

Effective immediately, on page 9, the following is added as a new subsection under the section titled “INVESTMENT STRATEGIES AND RISKS”, immediately before the subsection “—Repurchase Agreements”:

Lending Portfolio Securities. From time to time, certain Funds (as the Adviser shall so determine) may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. Each of the foregoing Funds may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that its investment adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on a Fund’s loaned securities and for which the vote could be material to a Fund. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of a Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral. A Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Effective immediately, on page 33, the following is added as a new subsection under the section titled “MANAGEMENT”, immediately before the subsection “—Securities Lending Arrangements”:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for Invesco Wilshire Micro-Cap ETF and Invesco Raymond James SB-1 Equity ETF. Citibank N.A. (“Citi”) acts as the securities lending agent for Invesco BRIC ETF and Invesco Zacks Multi-Asset Income ETF.

Please Retain This Supplement For Future Reference.

P-TRST1-SOAI-1-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 15, 2018

TO THE PROSPECTUS DATED APRIL 9, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® Equal Weight ETF

Invesco S&P 500® Pure Growth ETF

Invesco S&P 500® Pure Value ETF

Invesco S&P MidCap 400® Pure Value ETF

Invesco S&P SmallCap 600® Equal Weight ETF

Invesco S&P SmallCap 600® Pure Growth ETF

Invesco S&P SmallCap 600® Pure Value ETF

(each, a “Fund” and collectively, the “Funds”)

The Prospectus is revised as follows:

Effective immediately, on page 115, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately after the subsection “—Borrowing Money”:

Securities Lending

Each of Invesco S&P 500® Equal Weight ETF. Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 115, the section titled “Additional Information About the Funds’ Strategies and Risks—Additional Risks of Investing in the Funds” is amended by adding the following immediately before the subsection “—Shares May Trade at Prices Different than NAV”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement for Future Reference.

P-TRST1-PRO-2-SUP-1 061518

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 15, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® Equal Weight ETF

Invesco S&P 500® Pure Growth ETF

Invesco S&P 500® Pure Value ETF

Invesco S&P MidCap 400® Pure Value ETF

Invesco S&P SmallCap 600® Equal Weight ETF

Invesco S&P SmallCap 600® Pure Growth ETF

Invesco S&P SmallCap 600® Pure Value ETF

(each, a “Fund” and collectively, the “Funds”)

The Statement of Additional Information is revised as follows:

Effective immediately, on page 10, the following is added as a new subsection under the section titled “INVESTMENT STRATEGIES AND RISKS”, immediately before the subsection “—Repurchase Agreements”:

Lending Portfolio Securities. From time to time, certain Funds (as the Adviser shall so determine) may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. Each of the foregoing Funds may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that its investment adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on a Fund’s loaned securities and for which the vote could be material to a Fund. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of a Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral. A Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Effective immediately, on page 38, the following is added as a new subsection under the section titled “MANAGEMENT”, immediately before the subsection “—Aggregations”:

Securities Lending Agent. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF.

Effective immediately, on page 64, the following is added as a new subsection under the section titled “TAXES”, immediately before the subsection titled “Tax Certification and Backup Withholding”:

Securities Lending. While securities are loaned out by the Funds, the Funds generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders.

Please Retain This Supplement For Future Reference.

P-TRST1-SOAI-2-SUP-1 061518